Dec. 01, 2020
iShares
®
iShares Trust
Supplement dated July 22, 2021 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 1, 2020 and Statement of Additional Information (the “SAI”), dated December 1, 2020 (as revised January 14, 2021), for the iShares MSCI All Country Asia ex Japan ETF (AAXJ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Fund effected a transfer of its Indian assets that had previously been held by the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius (“Mauritius”) to the Fund through on-exchange
transactions in India (the “Transfer”) on July 22, 2021. While the Fund historically carried out its investment strategies by investing all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund incurred transaction costs from the Transfer.
Pursuant to the Transfer, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI.
All references to the Subsidiary are deleted.
Change in the Fund’s “Principal Investment Strategies”
The sixth paragraph in the section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety.
Change in the Fund’s “Summary of Principal Risks”
The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk
. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
Change in the Fund’s “A Further Discussion of Principal Risks”
The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Treaty/Tax Risk” and add the following:
Tax Risk
. The Fund invests in securities of Indian issuers. The Fund is subject to tax in India on the purchase and sale of Indian securities, which will reduce the Fund’s returns. For more information regarding the tax implications of investing in Indian securities, please see the section entitled “Indian Tax Disclosure.”
Criteria for Residence of Companies in India.
A foreign company will be considered a resident in India if its place of effective management (“POEM”) (defined as a place where key management and commercial decisions that are necessary for the conduct of the business of an entity as a whole are in substance made) is in India in the relevant financial year. This test is to be applied taking the relevant financial year as a whole into consideration. However, the Fund expects that its place of effective management will be outside of India and, as a result, the Fund does not expect to be considered an Indian resident for tax purposes.
Indirect Transfers.
The Indian Income Tax Act, 1961 (“IT Act”) imposes Indian tax and withholding obligations with respect to the transfer of shares and interest in an overseas company that derives its value substantially from assets situated in India (“indirect transfers”). The share or interest of the foreign entity shall be deemed to derive its value substantially from the assets located in India, if the value of such Indian assets exceeds INR 100 million, and represents at least 50% of the value of all the assets owned by the foreign entity. The value of an asset shall be the fair market value as of the specified date, without reduction of liabilities, determined in accordance with Rule 11UB of the Income Tax Rule, 1962 (“IT Rules”). In cases where all the assets of the foreign entity are not located in India, only such part of the income as is reasonably attributable to the Indian assets shall be subject to capital gains tax in India.
If such gains are taxable in India then the purchaser of the securities will be required to withhold applicable Indian taxes. Because the Fund invests in Indian securities, the Fund may be considered to derive “substantial value” from Indian assets, and accordingly, shareholder redemptions and sales of Fund shares may have been subject to Indian tax and withholding obligations. However, the IT Act provides for an exemption to shareholders in Category I Foreign Portfolio Investors (“FPI”), registered under SEBI (Foreign Portfolio Investors) Regulations, 2019 (“2019 Regulations”) from the applicability of indirect transfer taxation. The Fund is a Category I FPI under the 2019 Regulations. Therefore, any redemptions or transfers by the Fund or the shareholders in the Fund should not be subject to Indian indirect transfer tax.
Further, the IT Act provides an exemption from the indirect transfer provisions for shareholders of the Fund who, at any time in the twelve months preceding the year of transfer, neither hold the right of control or management in the Fund, nor hold voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest in the Fund.
General Anti-Avoidance Rules.
The current legislation provides general anti-avoidance rules (“GAAR”) to curb aggressive tax planning through the use of sophisticated structures. GAAR became applicable with effect from April 1, 2017. The GAAR provides the Indian tax authorities a mechanism to deny any tax benefits in a transaction or any other arrangement that is believed to not have any commercial substance or purpose other than to obtain tax benefit(s) under a treaty. The provisions of GAAR will be applicable to arrangements (including a step in or a part thereof) entered into by a taxpayer, which may be declared as an “impermissible avoidance arrangement”.
As per the provisions of GAAR, an arrangement entered into by a taxpayer may be declared to be an impermissible avoidance arrangement, if the “main purpose” of the arrangement is to obtain a “tax benefit” and the arrangement:

∎	creates rights, or obligations, which are not ordinarily created between persons dealing at arm’s length;

∎	results, directly or indirectly, in the misuse, or abuse, of the provisions of IT Act;

∎	lacks commercial substance; or

∎	is entered into, or carried out, by means, or in a manner, which are not ordinarily employed for bona fide purposes.
Once an arrangement is declared to be an impermissible avoidance arrangement, wide powers have been granted to tax authorities to deny tax treaty benefits, disregard or re-characterize
transactions,
re-characterize
equity into debt and vice versa, which may have a material adverse effect on the Fund’s business and financial conditions and results of operations. In this context, it is pertinent to note that provisions of GAAR shall not be applicable to:

∎
An FPI who has not availed itself of any benefit under a tax treaty and has made investment in accordance with the Securities and Exchange Board of India (Foreign Portfolio Investors) Regulations, 2019;

∎	An investment made by a non-resident, directly or indirectly, in an FPI; and

∎	Any arrangement where the aggregate tax benefit to all the parties of the arrangement in the relevant financial year does not exceed INR 30 million.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.